Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt
9.	LONG-TERM DEBT

Successor

Amounts in the table below represent the categories of long-term debt obligations incurred by the Successor.

	September 30, 2017	December 31, 2016
Vistra Operations Credit Facilities (a)	$4,484	$4,515
Mandatorily redeemable subsidiary preferred stock (b)	70	70
8.82% Building Financing due semiannually through February 11, 2022 (c)	30	36
Capital lease obligations	—	2

Total long-term debt including amounts due currently	4,584	4,623
Less amounts due currently	(44)	(46)

Total long-term debt less amounts due currently	$4,540	$4,577

(a)	At September 30, 2017, borrowings under the Vistra Operations Credit Facilities in our condensed consolidated balance sheet include debt premiums of $22 million, debt discounts of $2 million and debt issuance costs of $7 million. At December 31, 2016, borrowings under the Vistra Operations Credit Facilities in our condensed consolidated balance sheet include debt premiums of $25 million, debt discounts of $2 million and debt issuance costs of $8 million.
(b)	Shares of mandatorily redeemable preferred stock in PrefCo issued as part of the spin-off of Vistra Energy from EFH Corp. (see Note 2). This subsidiary preferred stock is accounted for as a debt instrument under relevant accounting guidance.
(c)	Obligation related to a corporate office space capital lease contributed to Vistra Energy pursuant to the Plan of Reorganization. This obligation will be funded by amounts held in an escrow account and reflected in other noncurrent assets in our condensed consolidated balance sheets.

Vistra Operations Credit Facilities — The Vistra Operations Credit Facilities consist of up to $5.360 billion in senior secured, first lien financing consisting of a revolving credit facility of up to $860 million, including a $600 million letter of credit sub-facility (Revolving Credit Facility), an initial term loan facility of up to $2.850 billion (Initial Term Loan B Facility), an incremental term loan facility of up to $1.0 billion (Incremental Term Loan B Facility, and together with the Initial Term Loan B Facility, the Term Loan B Facility) and a term loan letter of credit facility of up to $650 million (Term Loan C Facility).

The Vistra Operations Credit Facilities and related available capacity at September 30, 2017 are presented below.

		September 30, 2017
Vistra Operations Credit Facilities	Maturity Date	Facility Limit	Cash Borrowings	Available Capacity
Revolving Credit Facility (a)	August 4, 2021	$860	$—	$860
Initial Term Loan B Facility (b)(c)	August 4, 2023	2,850	2,829	—
Incremental Term Loan B Facility (c)	December 14, 2023	1,000	992	—
Term Loan C Facility (d)	August 4, 2023	650	650	170

Total Vistra Operations Credit Facilities		$5,360	$4,471	$1,030

(a)	Facility to be used for general corporate purposes.
(b)	Facility used to repay all amounts outstanding under our Predecessor’s DIP Facility and issuance costs for the DIP Roll Facilities, with the remaining balance used for general corporate purposes.
(c)	Cash borrowings under the Term Loan B Facility reflect required scheduled quarterly payment in annual amount equal to 1% of the original principal amount with the balance paid at maturity. Amounts paid cannot be reborrowed.
(d)	Facility used for issuing letters of credit for general corporate purposes. Borrowings under this facility were funded to collateral accounts that are reported as restricted cash in our condensed consolidated balance sheets. At September 30, 2017, the restricted cash supported $480 million in letters of credit outstanding (see Note 16), leaving $170 million in available letter of credit capacity.

In February and August 2017, certain pricing terms for the Vistra Operations Credit Facility were amended. We accounted for both of these transactions as modifications of debt. Amounts borrowed under the Revolving Credit Facility would bear interest based on applicable LIBOR rates, plus 2.75%, and there were no outstanding borrowings at September 30, 2017. Amounts borrowed under the Initial Term Loan B Facility, the Incremental Term Loan B Facility and the Term Loan C Facility bear interest based on applicable LIBOR rates, subject to a 0.75% floor, plus 2.75%. At September 30, 2017, the weighted average interest rate before taking into consideration interest rate swaps on outstanding borrowings under the Initial Term Loan B Facility, the Incremental Term Loan B Facility and the Term Loan C Facility was 3.98%. The Vistra Operations Credit Facilities also provide for certain additional fees payable to the agents and lenders, as well as availability fees payable with respect to any unused portions of the available Vistra Operations Credit Facilities.

Obligations under the Vistra Operations Credit Facilities are secured by a lien covering substantially all of Vistra Operations’ (and its subsidiaries’) consolidated assets, rights and properties, subject to certain exceptions set forth in the Vistra Operations Credit Facilities.

The Vistra Operations Credit Facilities also permit certain hedging agreements to be secured on a pari-passu basis with the Vistra Operations Credit Facilities in the event those hedging agreements met certain criteria set forth in the Vistra Operations Credit Facilities.

The Vistra Operations Credit Facilities provide for affirmative and negative covenants applicable to Vistra Operations (and its restricted subsidiaries), including affirmative covenants requiring it to provide financial and other information to the agents under the Vistra Operations Credit Facilities and to not change its lines of business, and negative covenants restricting Vistra Operations’ (and its restricted subsidiaries’) ability to incur additional indebtedness, make investments, dispose of assets, pay dividends, grant liens or take certain other actions, in each case except as permitted in the Vistra Operations Credit Facilities. Vistra Operations’ ability to borrow under the Vistra Operations Credit Facilities is subject to the satisfaction of certain customary conditions precedent set forth therein.

The Vistra Operations Credit Facilities provide for certain customary events of default, including events of default resulting from non-payment of principal, interest or fees when due, material breaches of representations and warranties, material breaches of covenants in the Vistra Operations Credit Facilities or ancillary loan documents, cross-defaults under other agreements or instruments and the entry of material judgments against Vistra Operations. Solely with respect to the Revolving Credit Facility, and solely during a compliance period (which, in general, is applicable when the aggregate revolving borrowings and issued revolving letters of credit (in excess of $100 million) exceed 30% of the revolving commitments), the agreement includes a covenant that requires the consolidated first lien net leverage ratio, which is based on the ratio of net first lien debt compared to an EBITDA calculation defined under the terms of the facilities, not to exceed 4.25 to 1.00. Although we had no borrowings under the Revolving Credit Facility as of September 30, 2017, we would have been in compliance with this financial covenant if it was required to be tested at such date. Upon the existence of an event of default, the Vistra Operations Credit Facilities provide that all principal, interest and other amounts due thereunder will become immediately due and payable, either automatically or at the election of specified lenders.

Interest Rate Swaps — In the Successor period from October 3, 2016 through December 31, 2016, we entered into $3.0 billion notional amount of interest rate swaps to hedge a portion of our exposure to our variable rate debt. The interest rate swaps, which became effective in January 2017, expire in July 2023 and effectively fix the interest rates between 4.75% and 4.88% on $3.0 billion of our variable rate debt. The interest rate swaps are secured by a first lien secured interest on a pari-passu basis with the Vistra Operations Credit Facilities.

Predecessor

DIP Roll Facilities — In August 2016, the Predecessor entered into the DIP Roll Facilities. The facilities provided for up to $4.250 billion in senior secured, super-priority financing. The DIP Roll Facilities were senior, secured, super-priority debtor-in-possession credit agreements by and among the TCEH Debtors, the lenders that were party thereto from time to time and an administrative and collateral agent. On the Effective Date, the DIP Roll Facilities converted to the Vistra Operations Credit Facilities discussed above. Net proceeds from the DIP Roll Facilities were used to repay outstanding borrowings under the former DIP Facility, fund a collateral account used to backstop issuances of letters of credit and pay issuance costs. The remaining balance was used for general corporate purposes.

DIP Facility — The DIP Facility provided for up to $3.375 billion in senior secured, super-priority financing. The DIP Facility was a senior, secured, super-priority credit agreement by and among the TCEH Debtors, the lenders that were party thereto from time to time and an administrative and collateral agent. As discussed above, in August 2016, all outstanding amounts under the DIP Facility were repaid using proceeds from the DIP Roll Facilities.

13. LONG-TERM DEBT

Successor

Amounts in the table below represent the categories of long-term debt obligation incurred by the Successor.

Successor
December 31, 2016
Vistra Operations Credit Facilities (a)	$4,515
Mandatorily redeemable preferred stock (b)	70
8.82% Building Financing due semiannually through February 11, 2022 (c)	36
Capital lease obligations	2

Total long-term debt including amounts due currently	4,623
Less amounts due currently	(46)

Total long-term debt less amounts due currently	$4,577

(a)	Borrowings under the Vistra Operations Credit Facilities in the consolidated balance sheet include debt premiums of $25 million, debt discounts of $2 million and debt issuance costs of $8 million.
(b)	Shares of mandatorily redeemable preferred stock in PrefCo issued as part of the spin-off of Vistra Energy from EFH Corp. (see Note 2). This subsidiary’s preferred stock is accounted for as a debt instrument under relevant accounting guidance.
(c)	Obligation related to a corporate office space capital lease contributed to Vistra Energy pursuant to the Plan of Reorganization. This obligation will be funded by amounts held in an escrow account and reflected in other noncurrent assets on the consolidated balance sheet at December 31, 2016.

Vistra Operations Credit Facilities — As of the Effective Date, the Vistra Operations Credit Facilities initially consisted of up to $4.250 billion in senior secured, first lien financing consisting of a revolving credit facility of up to $750 million, including a $500 million letter of credit sub-facility (Initial Revolving Credit Facility), a term loan facility of up to $2.850 billion (Initial Term Loan B Facility) and a term loan letter of credit facility of up to $650 million (Term Loan C Facility).

In December 2016, we incurred $1 billion of incremental term loans (Incremental Term Loan B Facility, and together with the Initial Term Loan B Facility, the Term Loan B Facility) and $110 million of incremental revolving credit commitments (Incremental Revolving Credit Facility, and together with the Initial Revolving Credit Facility, the Revolving Credit Facility). The letter of credit sub-facility was also increased from $500 million to $600 million. Proceeds from the Incremental Term Loan B Facility were used to fund the special cash dividend in the aggregate amount of $1 billion that was approved by Vistra Energy’s board of directors and paid in December 2016 (see Note 15).

The Vistra Operations Credit Facilities and related available capacity at December 31, 2016 are presented below.

		December 31, 2016
Vistra Operations Credit Facilities	Maturity Date	Facility Limit	Cash Borrowings	Available Credit Capacity
Revolving Credit Facility (a)	August 4, 2021	$860	$—	$860
Initial Term Loan B Facility (b)	August 4, 2023	2,850	2,850	—
Incremental Term Loan B Facility (c)	December 14, 2023	1,000	1,000	—
Term Loan C Facility (d)	August 4, 2023	650	650	131

Total Vistra Operations Credit Facilities		$5,360	$4,500	$991

(a)	Facility to be used for general corporate purposes.
(b)	Facility used to repay all amounts outstanding under the Predecessor’s DIP Facility and issuance costs for the DIP Roll Facilities, with the remaining balance used for general corporate purposes.
(c)	Facility used to fund a special cash dividend paid in December 2016 (see Note 15).
(d)	Facility used for issuing letters of credit for general corporate purposes. Borrowings under this facility were funded to collateral accounts that are reported as restricted cash in the consolidated balance sheet. At December 31, 2016, the restricted cash supported $519 million in letters of credit outstanding (see Note 22), leaving $131 million in available letter of credit capacity.

As of December 31, 2016, amounts borrowed under the Revolving Credit Facility would bear interest based on applicable LIBOR rates plus 3.25%, and there were no outstanding borrowings at December 31, 2016. As of December 31, 2016, amounts borrowed under the Initial Term Loan B Facility and the Term Loan C Facility bear interest based on applicable LIBOR rates, subject to a 1% floor, plus 4%, and the interest rate on outstanding borrowings was 5% at December 31, 2016. Amounts borrowed under the Incremental Term Loan B Facility bear interest based on applicable LIBOR rates, subject to a 0.75% floor, plus 3.25%, and the rate outstanding on outstanding borrowings was 4% at December 31, 2016. The Vistra Operation Credit Facilities also provides for certain additional fees payable to the agents and lenders, as well as availability fees payable with respect to any unused portions of the available Vistra Operations Credit Facilities.

In February 2017, certain pricing terms for the Vistra Operations Credit Facility were amended. Any amounts borrowed under the Revolving Credit Facility will bear interest based on applicable LIBOR rates plus 2.75%. Amounts borrowed under the Initial Term Loan B Facility and the Term Loan C Facility will bear interest based on applicable LIBOR rates, subject to a 0.75% floor, plus 2.75%.

We are required to make scheduled quarterly payments on the Term Loan B Facility in annual amounts equal to 1% of the original principal amount of the Term Loan B Facility with the balance paid at maturity. The first repayment will be made on March 31, 2017.

Obligations under the Vistra Operations Credit Facilities are secured by a lien covering substantially all of Vistra Energy’s consolidated assets, rights and properties, subject to certain exceptions set forth in the Vistra Operations Credit Facilities.

The Vistra Operations Credit Facilities also permit certain hedging agreements to be secured on a pari-passu basis with the Vistra Operations Credit Facilities in the event those hedging agreements met certain criteria set forth in the Vistra Operations Credit Facilities.

The Vistra Operation Credit Facilities provide for affirmative and negative covenants applicable to Vistra Energy, including affirmative covenants requiring us to provide financial and other information to the agents under the Vistra Operations Credit Facilities and to not change our lines of business, and negative covenants restricting Vistra Energy’s ability to incur additional indebtedness, make investments, dispose of assets, pay dividends, grant liens or take certain other actions, in each case except as permitted in the Vistra Operation Credit Facilities. Vistra Energy’s ability to borrow under the Vistra Operations Credit Facilities is subject to the satisfaction of certain customary conditions precedent set forth therein.

The Vistra Operations Credit Facilities provide for certain customary events of default, including events of default resulting from non-payment of principal, interest or fees when due, material breaches of representations and warranties, material breaches of covenants in the Vistra Operations Credit Facilities or ancillary loan documents, cross-defaults under other agreements or instruments and the entry of material judgments against Vistra Energy. Solely with respect to the Revolving Credit Facility, and solely during a compliance period (which, in general, is applicable when the aggregate revolving borrowings and issued revolving letters of credit (in excess of $100 million) exceed 30% of the revolving commitments), the agreement includes a covenant that requires the consolidated first lien net leverage ratio, which is based on the ratio of net first lien debt compared to an EBITDA calculation defined under the terms of the facilities, not exceed 4.25 to 1.00. Although we had no borrowings under the Revolving Credit Facility as of December 31, 2016, we would have been in compliance with this financial covenant if it were required to be tested. Upon the existence of an event of default, the Vistra Operations Credit Facilities provides that all principal, interest and other amounts due thereunder will become immediately due and payable, either automatically or at the election of specified lenders.

Maturities — Long-term debt maturities at December 31, 2016 are as follows:

Successor
December 31, 2016
2017	$46
2018	44
2019	44
2020	44
2021	45
Thereafter	4,380
Unamortized premiums, discounts and debt issuance costs	20

Total long-term debt including amounts due currently	$4,623

Interest Rate Swaps — In the Successor period from October 3, 2016 through December 31, 2016, we entered into $3.0 billion notional amount of interest rate swaps to hedge our exposure to our variable rate debt. The interest rate swaps, which become effective in January 2017, expire in July 2023 and, when taking into consideration the amended pricing on the Vistra Operations Credit Facilities discussed above, effectively fix the interest rates between 4.67% and 4.91%.

The interest rate swaps are secured by a first lien secured interest on a pari-passu basis with the Vistra Operations Credit Facilities.

Predecessor

DIP Roll Facilities — In August 2016, the Predecessor entered into the DIP Roll Facilities. The facilities provided for up to $4.250 billion in senior secured, super-priority financing consisting of a revolving credit facility of up to $750 million (DIP Roll Revolving Credit Facility), a term loan letter of credit facility of up to $650 million (DIP Roll Letter of Credit Facility) and a term loan facility of up to $2.850 billion (DIP Roll Term Loan Facility). The DIP Roll Facilities were senior, secured, super-priority debtor-in-possession credit agreements by and among the TCEH Debtors, the lenders that were party thereto from time to time and an administrative and collateral agent. The maturity date of the DIP Roll Facilities was the earlier of (a) October 31, 2017 or (b) the Effective Date. On the Effective Date, the DIP Roll Facilities converted to the Vistra Operations Credit Facilities discussed above.

Net proceeds from the DIP Roll Facilities totaled $3.465 billion and were used to repay $2.65 billion outstanding under the former DIP Facility, fund a $650 million collateral account used to backstop the issuances of letters of credit and pay $107 million of issuance costs. The remaining balance was used for general corporate purposes. Additionally, $800 million of cash from collateral accounts under the former DIP Facility that was used to backstop letters of credit was released to the Predecessor to be used for general corporate purposes.

DIP Facility — The DIP Facility provided for up to $3.375 billion in senior secured, super-priority financing consisting of a revolving credit facility of up to $1.950 billion (DIP Revolving Credit Facility) and a term loan facility of up to $1.425 billion (DIP Term Loan Facility). The DIP Facility was a senior, secured, super-priority credit agreement by and among the TCEH Debtors, the lenders that were party thereto and an administrative and collateral agent. At December 31, 2015, all $1.425 billion of the DIP Term Loan Facility were borrowed at an interest rate of 3.75%. Of this amount, $800 million represented amounts that supported issuances of letters of credit that were funded to a collateral account. Of the collateral account at December 31, 2015, $281 million was reported as cash and cash equivalents and $519 million was reported as restricted cash, which represented the amounts of outstanding letters of credit. At December 31, 2015, no amounts were borrowed under the DIP Revolving Credit Facility. As discussed above, in August 2016 all amounts under the DIP Facility were repaid using proceeds from the DIP Roll Facilities, and the $800 million of cash that was funded to the collateral account was released to TCEH to be used for general corporate purposes.

Other Long-Term Debt — Amounts in the Predecessor period represent pre-petition liabilities of the Predecessor that were not subject to compromise due to the debt being fully collateralized or specific orders from the Bankruptcy Court approving repayment of the debt.

Predecessor
December 31, 2015
7.48% Fixed Secured Facility Bonds with amortizing payments through January 2017 (a)	$13
Capital lease and other obligations	6

Total	19
Less amounts due currently	(16)

Total long-term debt not subject to compromise	$3

(a)	Debt issued by trust and secured by assets held by the trust.